ACQUISITIONS (Schedule of Intangible Assets) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Website Acquisition Assets	$ 1,739,179	$ 1,054,444
Less: Accumulated Amortization	(581,045)	(328,911)
Less: Impairment Loss	(191,020)	(95,247)
Website Acquisition Assets, net	$ 967,114	$ 630,286